Deferred tax	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Deferred tax
Note 16. Deferred tax

	2025	2024
	A$’000	A$’000
Deferred tax liability associated with Licensing Agreement	272	2,018

The Company completed an analysis of the availability of historical tax losses to offset the deferred tax liability concluding
the historical tax losses are not expected to be available for offset against the deferred tax liability